Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets and Goodwill
Schedule of intangible assets and goodwill
		December 31, 2023			December 31, 2022
	Weighted average depreciation rate	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Software	20%	336,687	(221,986)	114,701	263,432	(182,711)	80,721
Customer Portfolio	8%	1,198,455	(475,803)	722,652	1,201,074	(377,891)	823,183
Trademarks	5%	633,154	(140,025)	493,129	631,582	(112,967)	518,615
Trade Agreement	8%	243,114	(49,049)	194,065	247,622	(28,795)	218,827
Platform content production	33%	178,033	(121,932)	56,101	123,251	(74,881)	48,370
Other Intangible assets	33%	11,236	(5,029)	6,207	39,423	(32,142)	7,281
In progress	0%	6,845	-	6,845	18,958	-	18,958
Goodwill	0%	3,713,863	-	3,713,863	3,711,721	-	3,711,721
		6,321,387	(1,013,824)	5,307,563	6,237,063	(809,387)	5,427,676

Schedule of changes in intangible assets and goodwill
	Software	Customer Portfolio	Trademarks	Trade Agreement	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2021	96,045	922,105	546,358	243,495	24,294	7,282	3,991	3,694,798	5,538,368
Additions	12,881	-	-	-	62,722	17	14,967	-	90,587
Additions through business combinations (note 5)	3,225	3,833	-	-	-	-	-	16,923	23,981
Disposals	-	(140)	(434)	-	(13,348)	(15)	-	-	(13,937)
Amortization	(31,430)	(102,615)	(27,309)	(24,668)	(25,298)	(3)	-	-	(211,323)
As of December 31, 2022	80,721	823,183	518,615	218,827	48,370	7,281	18,958	3,711,721	5,427,676
Additions	18,872	-	-	-	48,599	-	37,821	-	105,292
Additions through business combinations (note 5)	-	1,844	1,823	-	-	-	-	2,142	5,809
Disposals	(450)	-	-	-	-	(1,071)	-	-	(1,521)
Amortization	(34,376)	(102,375)	(27,309)	(24,762)	(40,868)	(3)	-	-	(229,693)
Transfers	49,934	-	-	-	-	-	(49,934)	-	-
As of December 31, 2023	114,701	722,652	493,129	194,065	56,101	6,207	6,845	3,713,863	5,307,563

Schedule of goodwill allocated to each CGU
	December 31, 2023	December 31, 2022
Content and Edtech Platform	3,676,176	3,674,034
Digital Platform (i)	37,687	37,687
	3,713,863	3,711,721

(i)	Considers the goodwill of R$ 10,728 on the acquisition of the entity Livro Fácil Ltda., merged into Somos Sistemas de Ensino on September 30, 2023, as mentioned in note 1.2(b).

Schedule of key assumptions used for value-in-use calculations
		2023		2022
	Content and EdTech Platform	Digital Platform	Content and EdTech Platform	Digital Platform
Growth rate - %	17.0%	5.4%	13.7%	12.5%
Discount rate - %	13.2%	13.2%	12.1%	12.1%
Growth rate (%) in perpetuity	5.2%	5.2%	4.7%	4.7%
Years projected	8	8	8	8